Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 580	$ 352
Short-term investments		17	50
Accounts receivable
Customers and agents, less allowances of $66 and $55, respectively		908	775
Roaming		20	26
Affiliated		2	1
Other, less allowances of $2 and $1, respectively		46	41
Inventory, net		142	138
Prepaid expenses		63	79
Other current assets		34	21
Total current assets		1,812	1,483
Assets held for sale		54	10
Licenses		2,186	2,223
Investments in unconsolidated entities		441	415
Property, plant and equipment
In service and under construction		7,778	7,628
Less: Accumulated depreciation and amortization		5,576	5,308
Property, plant and equipment, net		2,202	2,320
Other assets and deferred charges		579	390
Total assets	[1]	7,274	6,841
Current liabilities
Current portion of long-term debt		19	18
Accounts payable
Affiliated		9	8
Trade		304	302
Customer deposits and deferred revenues		157	185
Accrued taxes		30	56
Accrued compensation		78	74
Other current liabilities		94	90
Total current liabilities		691	733
Liabilities held for sale		1	0
Deferred liabilities and credits
Deferred income tax liability, net		510	461
Other deferred liabilities and credits		389	337
Long-term debt, net		1,605	1,622
Commitments and contingencies
Noncontrolling interests with redemption features		11	1
U.S. Cellular shareholders’ equity
Series A Common and Common Shares Authorized 190 shares (50 Series A Common and 140 Common Shares) Issued 88 shares (33 Series A Common and 55 Common Shares) Outstanding 86 shares (33 Series A Common and 53 Common Shares) and 85 shares (33 Series A Common and 52 Common Shares), respectively Par Value ($1.00 per share)($33 Series A Common and $55 Common Shares)		88	88
Additional paid-in capital		1,590	1,552
Treasury shares, at cost, 2 and 3 Common Shares, respectively		(65)	(120)
Retained earnings		2,444	2,157
Total U.S. Cellular shareholders' equity		4,057	3,677
Noncontrolling interests		10	10
Total equity		4,067	3,687
Total liabilities and equity	[1]	$ 7,274	$ 6,841

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $868 million and $785 million, respectively, which are not available to be used to settle the obligations of U.S. Cellular. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $23 million and $24 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of U.S. Cellular. See Note 13 — Variable Interest Entities for additional information.